NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE

11. NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024 were calculated as follows:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(79,971,847)	(18,946,370)	(33,424,111)
Net loss attributable to ordinary shareholders	(79,971,847)	(18,946,370)	(33,424,111)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	54,135,084	54,737,530	56,287,903
Net Loss per share—basic and diluted	(1.48)	(0.35)	(0.59)

The effects of all outstanding share options and share grant have been excluded from the computation of diluted loss per share for the years ended December 31, 2022, 2023 and 2024 as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended December 31,
	2022	2023	2024
Incremental shares on share options, share grant, and RSU grant	530,298	52,942	1,554,057